Stock-Based Compensation - Summary of Fair Values of Stock Options Granted and Assumptions used in Black-Scholes Model (Detail) - Stock Options [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair values of stock options granted	$ 0.86	$ 3.93	$ 3.61	$ 3.24	$ 10.18
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.90%	0.60%	0.60%	0.30%	1.70%
Expected volatility	89.70%	80.10%	80.10%	77.40%	52.60%
Expected term (in years)	5 years 6 months	5 years 6 months	5 years 6 months	6 years	6 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.50%	1.10%	1.20%	1.70%	2.50%
Expected volatility	92.80%	82.00%	91.00%	81.20%	78.90%
Expected term (in years)	6 years 10 months 20 days	6 years 6 months	6 years 6 months	10 years	10 years